Investment Properties - Summary of Investment Properties (Detail) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2025 TWD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 TWD ($)	Dec. 31, 2023 TWD ($)
Disclosure of detailed information about investment property [Line Items]
Beginning balance	$ 12,302
Depreciation expense	(45)		$ (45)	$ (45)
Reversal of impairment loss	28		139
Ending balance	12,420	$ 396	12,302
Gross carrying amount [Member]
Disclosure of detailed information about investment property [Line Items]
Beginning balance	13,593		11,162	10,780
Additions	74		4	54
Reclassification	76		2,427	328
Ending balance	13,743		13,593	11,162
Accumulated depreciation, amortization and impairment [Member]
Disclosure of detailed information about investment property [Line Items]
Beginning balance	(1,291)		(1,357)	(976)
Depreciation expense	(45)		(45)	(45)
Impairment loss				(336)
Reversal of impairment loss	28		139
Reclassification	(15)		(28)
Ending balance	(1,323)		(1,291)	(1,357)
Beginning balance, net	12,302		9,805
Ending balance, net	$ 12,420		$ 12,302	$ 9,805